Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	429,575	376,203
Number of units, granted	56,895	78,200
Number of units reinvested dividends	5,545	6,018
Number of units, settled	(69,678)	(30,846)
Number of units, forfeited	(8,059)	0
Number of units, end of period	414,278	429,575
Number of units, vested	365,098	350,822
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	852,803	878,397
Number of units, granted	235,540	275,520
Number of units reinvested dividends	10,836	13,483
Number of units, settled	(298,313)	(278,806)
Number of units, forfeited	(83,761)	(35,791)
Number of units, end of period	717,105	852,803
Number of units, vested	0	0